UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    228 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       May 6, 2003

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:    $179,951


ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5

















Abbott Labs
Common
002824100
1517.466
34677
x



0

34677
Allstate Corp.
Common
020002101
3057.166
85755
x



0

85755
AllTel Corp
Common
020039103
1559.917
32350
x



0

32350
American Int'l Group
Common
026874107
3194.149
57886
x



0

57886
American Power Conv.
Common
029066107
410.153
26275
x



0

26275
Amgen, Inc
Common
031162100
1017.454
15430
x



0

15430
Anheuser-Busch
Common
035229103
969.644
18994
x



0

18994
AOL Time Warner
Common
00184A105
1911.975
118830
x



56200

62630
AON Corp.
Common
037389103
807.282
33525
x



25950

7575
Apache Corporation
Common
037411105
3223.918
49553
x



18560

30993
Aptargroup Inc.
Common
038336103
438.3
12175
x



4600

7575
Avanex Corp.
Common
05348W109
63.694
16125
x



0

16125
BankAmerica Corp.
Common
060505104
3403.427
43065
x



19150

23915
Bear Stearns Cos.
Common
073902108
4660.951
64360
x



32950

31410
Becton Dickinson
Common
075887109
433.177
11150
x



4100

7050
Bellsouth Corp
Common
079860102
1775.555
66675
x



51350

15325
Biogen, Inc.
Common
090597105
444.249
11700
x



4300

7400
Borg Warner Auto
Common
099724106
487.83
7575
x



3100

4475
Broadcom Corp
Common
111320107
456.7
18334
x



5135

13199
Canadian National Railway Co.
Common
136375102
3145.587
65180
x



32725

32455
Cisco Systems,Inc.
Common
17275R102
3786.179
225502
x



55710

169792
Citigroup
Common
172967101
4850.182
113322
x



51700

61622
Clorox
Common
189054109
2469.648
57905
x



25000

32905
Comcast Corp
Common
20030N200
2743.469
94635
x



34700

59935
ConocoPhillips
Common
20825C104
2012.366
36722
x



14050

22672
Constellation Brands
Common
21036P108
518.885
16525
x



6300

10225
Corning Inc.
Common
219350105
261.828
35430
x



8450

26980
Coventry Health Care Inc.
Common
222862104
237.724
5150
x



1900

3250
Dell Inc.
Common
24702R101
1440.123
45230
x



1825

43405
Dentsply Int'l
Common
249030107
360.448
8800
x



3300

5500
Devon Energy Corp.
Common
25179M103
1810.794
33910
x



22950

10960
EMC Corp
Common
268648102
195.37
18660
x



4840

13820
Energen Corp.
Common
29265N108
468.697
14075
x



5600

8475
Engelhard Corp.
Common
292845104
2287.509
92350
x



33200

59150
Entergy Corp.
Common
29364G103
1721.947
32625
x



24900

7725
Equifax
Common
294429105
410.15
15775
x



3000

12775
Everest Reinsurance Hld.
Common
G3223R108
1975.612
25825
x



11500

14325
Exelon Corp.
Common
30161N101
3682.023
61562
x



30900

30662
Exxon Mobil Corp.
Common
30231G102
4312.719
120098
x



64175

55923
Fortune Brands
Common
349631101
1589.49
30450
x



14500

15950
Franklin Resources, Inc.
Common
354613101
551.278
14110
x



4200

9910
Freeport Mcmor Cop&Gld
Common
35671D857
4486.562
183125
x



78000

105125
Gemstar- TV Guide Intl Inc.
Common
36866W106
88.552
17675
x



0

17675
General Dynamics Corp
Common
369550108
1771.175
24430
x



10650

13780
General Electric
Common
369604103
3377.414
117762
x



28200

89562
Golden West Financial Corp
Common
381317106
334.042
4175
x



0

4175
Greenpoint Financial
Common
395384100
1885.289
37010
x



23700

13310
Harman International
Common
413086109
362.065
4575
x



1700

2875
Hasbro, Inc.
Common
418056107
344.99
19725
x



7300

12425
Hewlett-Packard Co.
Common
428236103
1064.936
49997
x



37800

12197
Ingersoll-Rand Co
Common
G4776G101
2871.141
60675
x



26000

34675
Intel Corp.
Common
458140100
1972.705
94796
x



4700

90096
Int'l Business Machines
Common
459200101
2169.42
26296
x



0

26296
J.P. Morgan Chase & Co.
Common
46625H100
4417.081
129230
x



53550

75680
JDS Uniphase Corp.
Common
46612J101
110.103
31485
x



6150

25335
Johnson & Johnson
Common
478160104
1277.765
24715
x



1200

23515
KLA-Tencor Corp.
Common
482480100
241.685
5202
x



1395

3807
Lear Corp.
Common
521865105
4023.298
87425
x



37150

50275
Lexmark Intl Grp., Inc.
Common
529771107
1482.985
20955
x



3050

17905
Liz Claiborne Inc.
Common
539320101
2943.551
83505
x



23900

59605
Magna International Inc. Cl A
Common
559222401
2684.409
39905
x



17050

22855
McKesson HBOC Inc.
Common
58155Q103
3614.565
101135
x



44925

56210
Merck
Common
589331107
3333.822
55059
x



22700

32359
Metlife Inc Com
Common
59156R108
4060.238
143370
x



76400

66970
Mettler-Toledo Int'l.
Common

439.8
12000
x



4400

7600
Microfinancial Inc.
Common
595072109
29.072
15800
x



0

15800
Morgan Stanley
Common
617446448
3142.98
73520
x



31000

42520
Mylan Labs
Common
628530107
257.715
7412
x



2750

4662
National City Corp.
Common
635405103
3028.946
92600
x



60850

31750
Network Appliance, Inc.
Common
64120L104
251.572
15645
x



6035

9610
Nvidia Corp.
Common
67066G104
276.065
12050
x



10100

1950
Pepsico, Inc.
Common
713448108
2421.69
54420
x



23700

30720
Pfizer
Common
717081103
3936.197
115262
x



41500

73762
Popular, Inc.
Common
733174106
297.914
7730
x



0

7730
Procter & Gamble
Common
742718109
2931.703
32874
x



11750

21124
Progressive Corp-Ohio
Common
743315103
1692.63
23155
x



10100

13055
Public Svc Enterprise Gp
Common
744573106
2276.219
53875
x



37000

16875
QSound Labs, Inc.
Common
74728C307
18.25
12500
x



0

12500
Qualcomm, Inc.
Common
747525103
317.71
8840
x



2075

6765
Safeco Corp.
Common
786429100
1733.798
49130
x



0

49130
SBC Communications
Common
78387G103
2539.261
99384
x



53680

45704
Schering-Plough Corp.
Common
806605101
1777.063
95541
x



43400

52141
Scientific Atlanta Inc.
Common
808655104
2261.462
94860
x



42200

52660
Scotts Company
Common
810186106
2534.895
51210
x



34550

16660
SS&C Technologies, Inc.
Common
85227Q100
162.495
10350
x



0

10350
St. Paul Companies
Common
792860108
1069.926
29305
x



16300

13005
Sun Microsystems
Common
866810104
267.347
57494
x



7985

49509
Synopsys Inc.
Common
871607107
3195.588
51600
x



21950

29650
T. Rowe Price Group Inc.
Common
74144T108
525.947
13925
x



5100

8825
TJX Cos Inc.
Common
872540109
440.856
23400
x



0

23400
Toll Brothers Inc.
Common
889478103
598.756
21150
x



8200

12950
Torchmark Corp
Common
891027104
642.562
17250
x



6100

11150
Toro, Co.
Common
891092108
441.225
11100
x



4100

7000
United Technologies
Common
913017109
2603.357
36755
x



15925

20830
UnitedHealth Group Inc.
Common
91324P102
747.971
14885
x



800

14085
UTStarcom Inc
Common
918076100
497.178
13950
x



0

13950
Verisign Inc.
Common
92343E102
2224.672
161325
x



58500

102825
Verizon Communications
Common
92343V104
2860.953
72521
x



35765

36756
Viacom, Inc.-CL B
Common
925524308
2728.532
62495
x



25600

36895
Wal-Mart Stores
Common
931142103
820.507
15288
x



750

14538
Washington Mutual Inc.
Common
939322103
4124.507
99867
x



43400

56467
Waters Corp.
Common
941848103
1902.043
65295
x



28050

37245
Webster Financial Corp.
Common
947890109
295.785
7825
x



0

7825
Wellpoint Health Ntwk.
Common
94973H108
912.632
10826
x



1500

9326
Western Digital Corp.
Common
958102105
392.945
38150
x



15200

22950
Whirlpool Corp.
Common
963320106
643.051
10095
x



4000

6095
zoltek Companies, Inc.
Common
98975W104
105.022
36850
x



0

36850